Redeemable noncontrolling interests - Additional Information (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022	Mar. 08, 2022 CNY (¥)	Mar. 08, 2022 USD ($)
Send Cloud [Member]
Redeemable Noncontrolling Interest [Line Items]
Fair value of redeemable noncontrolling interests		¥ 31,397	$ 4,687
Send Cloud [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	47.63%